Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2024.
ASDI-SUSTK-1225-105 1.9881425.105	December 12, 2025
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2024.
SDI-SUSTK-1225-102 1.9911177.102	December 12, 2025